BALANCES AND TRANSACTIONS WITH RELATED PARTIES	12 Months Ended
Dec. 31, 2023
Related Party Transactions [Abstract]
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
NOTE 18:-	BALANCES AND TRANSACTIONS WITH RELATED PARTIES

Represents transactions and balances with other entities in which certain members of the Company's Board of Directors, management or shareholders have interest:

a.	The following related party balances are included in the consolidated balance sheets:

	December 31,
	2023	2022

Trade receivables and prepaid expenses	$1,538	$745

Trade payables and accrued expenses	$707	$1,968

b.	The following related party transactions are included in the consolidated statements of income (loss):

	Year ended December 31,
	2023	2022	2021

Revenues (1)	$3,298	$2,327	$3,100

Cost of revenues (2)	$-	$2,822	$11,482

Operating expenses, net - primarily lease, subcontractors and communications (3)	$7,707	$8,018	$6,757

Purchase of property and equipment	$194	$1,175	$189

(1)	Distribution of the Company's products by a related party on a non-exclusive basis.

(2)
Related to cost of product purchased from one of the related parties (SecurityDAM). On February 17, 2022, the Company acquired all of the technology and other intangible assets from SecurityDAM, which was a related company and the sole single-managed security service provider of the company. For additional details, see Note 3.

(3)
The Company leases office space and purchases other miscellaneous services from certain companies, which are considered to be related parties. In addition, the Company provides certain services to related parties.